Leases	6 Months Ended
Jun. 30, 2019
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Leases

Note 7—Leases

The following sections summarize the disclosures of the Company’s lease arrangements for the six months ended June 30, 2019. Additional information on the exposure from the Company’s lease arrangements is included in Note 2 and 3.

Right-of-use Assets

As of June 30, 2019, the total balance of property, plant and equipment of €42.5 million includes right-of-use-assets of €36.0 million. For the six months ended June 30, 2019, additions to right-of-use assets was €19.8 million and relates to office- and laboratory facilities.

As of June 30, 2019, depreciation on right-of-use assets amounts to €2.2 million, recognized as research and development costs, and general and administrative expenses, by €1.7 million and €0.5 million, respectively.

Lease Liabilities and Payments

In the unaudited condensed consolidated interim statement of financial position as of June 30, 2019, the carrying amount of lease liabilities of €36.3 million is presented as non-current and current liabilities by €31.5 million and €4.8 million, respectively.

The table below summarizes the maturity profile of the Company’s lease liabilities based on contractual undiscounted payments:

	Carrying amount	< 1 year	1-5 years	>5 years	Total contractual cashflows
	(EUR’000)
June 30, 2019
Lease liabilities	36,302	4,931	19,603	18,440	42,974

For the six months ended June 30, 2019, interest on lease liabilities amounts to €0.3 million, which is recognized as finance expenses.

Payments relating to short-term leases and leases of low value assets are recognized either as research and development costs or general and administrative expenses, respectively, on a straight-line basis according to their lease term. Additionally, lease payments classified as variable, that do not depend on an index or a rate, are expensed as incurred.

As of June 30, 2019, the Company’s commitments for short-term leases, and leases of low-value assets, are deemed immaterial for the unaudited condensed consolidated interim financial statements.